Leases	12 Months Ended
Dec. 31, 2023
Leases Disclosure [Abstract]
Leases

24. Leases

Group as a lessee

The Group has lease contracts for various items of property, plant and equipment. Leases of a building and music education equipment generally have lease terms between 3 and 5 years.

The Group also has certain leases with lease terms of 12 months or less and leases with low value. The Group applies recognition exemptions for “short-term leases” and “leases of low-value assets” for these leases.

Set out below are the carrying amounts of right-of-use assets recognised and the movements during the years:

	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2022	3,060	—	3,060
Additions	8,578	—	8,578
Depreciation charge	(3,433)	—	(3,433)
Lease termination	(1,056)	—	(1,056)
At December 31, 2022	7,149	—	7,149
Additions	4,945	—	4,945
Depreciation charge	(2,198)	—	(2,198)
Lease termination	(5,957)	—	(5,957)
As December 31, 2023	3,939	—	3,939

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2023	2022
	RMB’000	RMB’000
At January 1	8,773	3,279
Additions	4,945	8,578
Accretion of interest	264	235
Covid-19 - related rent concessions from a lessor	—	(859)
Lease termination	(6,734)	(1,151)
Payments	(3,055)	(1,309)
At December 31	4,193	8,773
Current	1,706	4,123
Non-current	2,487	4,650

The following are the amounts recognised in profit or loss:

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	2,198	3,433	4,139
Interest expense on lease liabilities	264	235	1,082
Covid-19-related rent concessions from a lessor	—	(859)	—
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,718	1,676	1,604
Total amount recognised in profit or loss	4,180	4,485	6,825

The total cash outflow for leases included in the statements of cash flows is as follows:

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	4,773	2,985	5,252